Balance Sheet Components - Narrative (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) a	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) a	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Materials and supplies expense									$ 1,900	$ 0
Implementation cost capitalized	$ 500				$ 0				500	0
Depreciation and amortization									6,008	2,323	$ 625
Impairment expense	$ 14,415	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	14,415	$ 0	0
Area of land | a					430					430
Construction In Progress And Machinery And Equipment
Property, Plant and Equipment [Line Items]
Tangible asset impairment charges									$ 2,000
Impairment expense										$ 0	$ 0